Net Loss per Share - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options to purchase ordinary shares
Anti-dilutive securities
Anti-dilutive securities excluded from computation of diluted net income/(loss) per share	22,073,925	27,063,618	38,975,848